INTEREST AND ACCRETION EXPENSE - Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INTEREST AND ACCRETION EXPENSE
Interest on lease liabilities	$ 87	$ 32
Other	126
Total interest expense	7,368	$ 32
Project loan (note XXX)
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings	869
Credit Facility
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings	4,903
Fresnillo obligation
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings	$ 1,383